Note 9 - Intangible assets, net	12 Months Ended
Dec. 31, 2024
Notes
Note 9 - Intangible assets, net

Note 9 – Intangible assets, net

Intangible assets consisted of the following:

	As of December 31, 2024	As of December 31, 2023

Land use rights*	$27,126	$27,888
Software	116,331	104,224
Technology knowhow	13,175	13,644
Less: Accumulated amortization	(97,484)	(89,914)
Total intangible assets, net	$59,148	$55,842

The land use rights granted to the Company are amortized using the straight-line method over a term of fifty years.

The Company’s subsidiary, Tongri Electric, has obtained the right to use two parcels of land for its factories from the Qingdao local government for 50 years. The land use rights are to expire in the years 2055 and 2062. The acquisition costs of the land use rights were amortized with the building over 50 years. The use of land will be based on the specific requirement by the local government who has the right to direct how and for what purpose the land is used.

Amortization expense for the years ended December 31, 2024 and 2023 amounted to $10,269 and $15,118, respectively.

The following table sets forth the Company’s amortization expense for the next five years ending as of December 31, 2024:

Amortization
expenses
Twelve months ending December 31, 2025	$10,237
Twelve months ending December 31, 2026	10,237
Twelve months ending December 31, 2027	10,237
Twelve months ending December 31, 2028	2,866
Twelve months ending December 31, 2029	2,866
Thereafter	22,705
Total	$59,148

As of December 31, 2024 and 2023, the Company’s land information which were pledged as collateral under a maximum mortgage agreement as below:

	Asset Category	Gross Amount	Accumulated Depreciation	Net Book Value	Useful Life	Method
2024-12-31	Land	23,016	(10,357)	12,659	50 years	Straight line
2023-12-31	Land	23,662	(10,175)	13,488	50 years	Straight line